Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivatives Instruments [Abstract]
Schedule of derivative instruments

	Line Item in Statement of Operations	Year ended December 31,
		2016	2015	2014

Derivatives designated as cash flow hedging instruments :
Foreign currency derivatives	Cost of revenues	$-	$32	$-
Foreign currency derivatives	Sales and marketing	$1	$60	$-
Foreign currency derivatives	General and administrative	$-	$32	$-

Total expenses		$1	$124	$-